Employee Defined Contribution Plan and Defined Benefit Plan (Details 1)	Jun. 30, 2012	Jun. 30, 2011
Defined Benefit Plan, Funded Percentage	100.00%	100.00%
Cash and Cash Equivalents [Member]
Defined Benefit Plan, Funded Percentage	2.00%	3.00%
Fixed Income Investments [Member]
Defined Benefit Plan, Funded Percentage	36.00%	34.00%
Equity Securities [Member]
Defined Benefit Plan, Funded Percentage	62.00%	63.00%